UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

          For the monthly distribution period from:
            November 14, 2012 to December 12, 2012

     Commission File Number of issuing entity: 333-166711-01

         UBS-Citigroup Commercial Mortgage Trust 2011-C1
   (Exact name of issuing entity as specified in its charter)

       Commission File Number of depositor: 333-166711

          Citigroup Commercial Mortgage Securities Inc.
      (Exact name of depositor as specified in its charter)

                 UBS Real Estate Securities Inc.
                 Natixis Real Estate Capital LLC
       (Exact name of sponsors as specified in its charter)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                           45-4307653
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                            92705
                          (Zip Code)

                       (212) 816-6000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information
         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from November 14, 2012 to December 12, 2012, no assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by UBS-Citigroup Commercial Mortgage Trust 2011-C1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G on February 13, 2012. The CIK number of the Depositor is 0001258361.

         Natixis Real Estate Capital LLC ("Natixis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 14,2012. The CIK number of Natixis is 0001542256.

         UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on November 14, 2012. The CIK number of UBS is 0001541886.


Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         NONE

Item 3.  Sales of Securities and Use of Proceeds.
         NONE

Item 4.  Defaults Upon Senior Securities.
         NONE

Item 5.  Submission of Matters to a Vote of Security Holders.
         NONE

Item 6.  Significant Obligors of Pool Assets.
         With respect to the Trinity Centre Mortgage Loan, based on information provided by the Trinity Centre Mortgage Loan Borrower, the net operating income for quarter end September 30, 2012 for the Trinity Centre Mortgaged Property was $11,342,303.55.

         With respect to the Poughkeepsie Galleria Mortgage Loan, based on information provided by the Poughkeepsie Galleria Mortgage Loan Borrower, the net operating income for quarter end September 30, 2012 for the Poughkeepsie Galleria Mortgaged Property was $11,911,017.00.

Item 7.  Significant Enhancement Provider Information.
         Not Applicable

Item 8.  Other Information.
         NONE

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of the certificates issued by UBS-Citigroup Commercial Mortgage Trust 2011-C1, relating to the December 12, 2012 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)


/s/ Paul Vanderslice
Name: Paul Vanderslice
Title: Vice President

Date: December 18, 2012

EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by UBS-Citigroup Commercial Mortgage Trust 2011-C1, relating to the December 12, 2012 distribution.